INCOME TAXES	3 Months Ended
Aug. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740-10-30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740-10-40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. We have no material uncertain tax positions for the reporting period presented.

The Company did not record any income tax accrual for the period from inception to August 31, 2017. We expect to incur significant expenses in future periods which will offset any future net income.

As of August 31, 2017 and May 31, 2016, the Company had a net operating loss carry-forward of approximately $523,548 and $236,905 that may be used to offset future taxable income and begins to expire in 2032. Because of the change in ownership that occurred on June 28, 2017, net operating loss carry forwards could be limited as to use in future years.

Deferred tax assets of $178,000 and $80,500 as of August 31, 2017 and May 31, 2016, resulting from net operating have been offset by a valuation allowance, due to the uncertainty of their realization. The change in the valuation allowance for the three months and ended August 31, 2017 was $97,500 and $10,000, respectively.  As a result, there were no current or deferred tax provisions for the three months and year ended August 31, 2017 and May 31, 2017.  There was no uncertain tax position taken since inception and the Company’s tax returns for 2016, 2015 and 2014 remain open for examination.

In the future, the Company will record income tax accruals at the following rates:

Federal	34%
State	-%
34%